OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets	$ 499,504	$ 383,984	$ 559,919
Non-current assets	46,907	58,700	88,090
Total Assets	546,411	442,684
Cross currency swap of currencies	499,504	383,984	559,919
Cross currency swap of currencies	46,907	58,700	$ 88,090
Cross currency swap of currencies	546,411	442,684
Cross currency swap of currencies [Member] | Hedging Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets	3
Non-current assets
Total Assets	3
Cross currency swap of currencies	3
Cross currency swap of currencies
Cross currency swap of currencies	3
Fair Value Of Interest Rate Derivatives [Member] | Hedging Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets	27,044	19,460
Non-current assets	2,676
Total Assets	29,720	19,460
Cross currency swap of currencies	27,044	19,460
Cross currency swap of currencies	2,676
Cross currency swap of currencies	29,720	19,460
Fair Value Of Foreign Currency Derivatives [Member] | Hedging Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets	586	3,895
Non-current assets
Total Assets	586	3,895
Cross currency swap of currencies	586	3,895
Cross currency swap of currencies
Cross currency swap of currencies	586	3,895
Fair Value Of Fuel Price Derivatives [Member] | Hedging Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets	48,542	23,355
Non-current assets	2,676
Total Assets	48,542	23,355
Cross currency swap of currencies	48,542	23,355
Cross currency swap of currencies	2,676
Cross currency swap of currencies	48,542	23,355
Foreign Currency Derivatives Not Recognized As A Hedge [Member] | Derivatives Not Recognized As A Hedge Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets		19,396
Non-current assets
Total Assets		19,396
Cross currency swap of currencies		19,396
Cross currency swap of currencies
Cross currency swap of currencies		19,396
Private Investment Funds [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets	386,669	322,428
Non-current assets
Total Assets	386,669	322,428
Cross currency swap of currencies	386,669	322,428
Cross currency swap of currencies
Cross currency swap of currencies	386,669	322,428
Deposits In Guarantee (Aircraft) [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets	8,934	9,610
Non-current assets	28,599	37,636
Total Assets	37,533	47,246
Cross currency swap of currencies	8,934	9,610
Cross currency swap of currencies	28,599	37,636
Cross currency swap of currencies	37,533	47,246
Guarantees For Margins Of Derivatives [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets	21,200	661
Non-current assets
Total Assets	21,200	661
Cross currency swap of currencies	21,200	661
Cross currency swap of currencies
Cross currency swap of currencies	21,200	661
Other Investments [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets
Non-current assets	494	494
Total Assets	494	494
Cross currency swap of currencies
Cross currency swap of currencies	494	494
Cross currency swap of currencies	494	494
Domestic And Foreign Bonds [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets	19	1,394
Non-current assets
Total Assets	19	1,394
Cross currency swap of currencies	19	1,394
Cross currency swap of currencies
Cross currency swap of currencies	19	1,394
Other Guarantees Given [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current assets	6,507	7,140
Non-current assets	15,138	20,570
Total Assets	21,645	27,710
Cross currency swap of currencies	6,507	7,140
Cross currency swap of currencies	15,138	20,570
Cross currency swap of currencies	$ 21,645	$ 27,710